INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax expenses

	Year ended December 31,
	2021	2022	2023
Current tax expenses	$156,894	$500,743	$157,701
Deferred tax expenses	13,207	76,504	7,887
Total	$170,101	$577,247	$165,588

Schedule of deferred tax assets and liabilities

	December 31,
	2022	2023
Deferred tax assets:
Long-lived assets depreciation	$2,068	$3,540
Inventory write - down	—	76
Share-based compensation	1,781	—
Donation expenses	66	66
Net operating loss carried forward	1,690	2,940
Sub-total	$5,605	$6,622
Valuation Allowance	(1,060)	(1,238)
Total deferred tax assets	$4,545	$5,384

Deferred tax liabilities:
Long-lived assets depreciation	$(2,736)	$(2,522)
Difference in basis of buildings	(595)	(570)
Dividend withholding tax	(79,945)	(9,020)
Total deferred tax liabilities	$(83,276)	$(12,112)
Deferred tax assets, net	1,809	3,422
Deferred tax liabilities, net	$(80,540)	$(10,150)

Schedule of changes of valuation allowance

	Year ended December 31,
	2021	2022	2023
Beginning balance	$709	$816	1,060
Addition	87	316	209
Foreign exchange effect	20	(72)	(31)
Ending Balance	$816	$1,060	1,238

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2021	2022	2023
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of subsidiaries	(10)%	(10)%	(11)%
Different tax rate in other jurisdictions	—%	1%	5%
Dividend withholding tax	1%	3%	1%
Effective tax rate	16%	19%	20%